TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 1,576	$ 1,045
Accruals	1,965	1,968
Indirect taxes	305	256
Deferred income	1,295	0
Other payables	202	22
Trade and other payables	$ 5,343	$ 3,291